Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Raytech Holding Limited and its subsidiary (collectively the “Company”) as of March 31, 2025, and the related consolidated statements of income, changes in shareholders’ equity, and cash flows for the year ended March 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025, and the results of its operations and its cash flows for the year ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.